ALLOWANCE FOR IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2018
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of movement in the allowance for impairment losses	ANALYSIS OF MOVEMENT IN THE ALLOWANCE FOR IMPAIRMENT LOSSES BY STAGE

	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
In respect of drawn balances
Balance at 31 December 2017					2,227
Adjustment on adoption of IFRS 9 (note 54)					1,033
Balance at 1 January 2018	590	1,147	1,491	32	3,260
Exchange and other adjustments	2	–	133	–	135

Transfers to Stage 1	304	(299)	(5)		–
Transfers to Stage 2	(46)	85	(39)		–
Transfers to Stage 3	(32)	(131)	163		–
Impact of transfers between stages	(233)	401	325		493
	(7)	56	444		493
Other items charged to the income statement	(58)	(107)	696	–	531
Charge to the income statement (note 13)	(65)	(51)	1,140	–	1,024
Advances written off			(1,605)	–	(1,605)
Disposal of businesses[1]	–	(102)	(79)	–	(181)
Recoveries of advances written off in previous years			553	27	580
Discount unwind			(63)	19	(44)
At 31 December 2018	527	994	1,570	78	3,169

In respect of undrawn balances
Balance at 31 December 2017					30
Adjustment on adoption of IFRS 9 (note 54)					243
Balance at 1 January 2018	147	126	–	–	273
Exchange and other adjustments	(5)	(14)	12	–	(7)

Transfers to Stage 1	28	(28)	–		–
Transfers to Stage 2	(6)	6	–		–
Transfers to Stage 3	(2)	(5)	7		–
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(14)	(43)	(8)	–	(65)
Charge to the income statement (note 13)	(19)	(48)	(6)	–	(73)
At 31 December 2018	123	64	6	–	193
Total	650	1,058	1,576	78	3,362

In respect of:
Loans and advances to banks	2	–	–	–	2
Loans and advances to customers	525	994	1,553	78	3,150
Debt securities	–	–	6	–	6
Financial assets at amortised cost	527	994	1,559	78	3,158
Other assets	–	–	11	–	11
Provisions in relation to loan commitments and financial guarantees	123	64	6	–	193
Total	650	1,058	1,576	78	3,362
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	–	1
1	Reflects the sale of the Group’s Irish mortgage portfolio.

Disclosure of impairment [text block]
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	–	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology changes	(71)	(21)	72	–	(20)
Other items	(13)	–	32	–	19
Other items impacting the impairment charge	(86)	(150)	688	–	452
Total impairment	(98)	(99)	1,134	–	937

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	(66)	(51)	1,139	–	1,022
Debt securities	–	–	–	–	–
Financial assets at amortised cost	(65)	(51)	1,139	–	1,023
Other assets	–	–	1	–	1
Impairment charge on drawn balances	(65)	(51)	1,140	–	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	–	(73)
Financial assets at fair value through other comprehensive income	(14)	–	–	–	(14)
Total impairment	(98)	(99)	1,134	–	937

Disclosure of allowance for Credit Losses Explanatory [text block]
	Loans and advances to customers £m	Debt securities £m	Total £m
At 1 January 2017	2,412	76	2,488
Exchange and other adjustments	132	–	132
Advances written off	(1,499)	(44)	(1,543)
Recoveries of advances written off in previous years	482	–	482
Unwinding of discount	(23)	–	(23)
Charge (release) to the income statement (note 13)	697	(6)	691
At 31 December 2017	2,201	26	2,227

Impairment charged to the income statement
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of impairment [text block]	The Group income statement charge comprises:
£m
Drawn balances	1,024
Undrawn balances	(73)
Financial assets at fair value through other comprehensive income	(14)
Total	937